Leases, Supplementary Information Operating Lease (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Leases [Abstract]
Cash payments for operating leases	$ 140	$ 38
New operating lease assets obtained in exchange for operating lease liabilities	$ 672	$ 42
Operating lease, weighted average remaining lease term	3 years 29 days	1 year 10 months 17 days
Operating lease, weighted average discount rate, percent	5.00%	5.00%